Pioneer High Income Municipal Portfolio
Schedule of Investments  |  May 31, 2024

Schedule of Investments  |  5/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.5%
	Municipal Bonds — 98.7% of Net Assets(a)
	Alabama — 1.1%
3,280,000	County of Jefferson Sewer Revenue, 5.50%, 10/1/53	$ 3,534,922
4,000,000(b)	Energy Southeast A Cooperative District, Series B, 5.25%, 7/1/54	4,238,400
4,525,000	Hoover Industrial Development Board, 5.75%, 10/1/49	4,625,726
	Total Alabama	$12,399,048

	Arizona — 1.9%
1,725,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/39	$ 1,684,583
125,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/27 (144A)	122,478
265,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/41 (144A)	223,456
1,115,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/51 (144A)	861,438
1,040,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/56 (144A)	767,572
12,490,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	10,962,848
1,000,000	Industrial Development Authority of the County of Pima, Facility Desert Heights Charter, 7.00%, 5/1/34	1,002,250
3,000,000	Industrial Development Authority of the County of Pima, Facility Desert Heights Charter, 7.25%, 5/1/44	3,007,020
1,810,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/47 (144A)	1,077,384
2,400,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/52 (144A)	1,330,488
	Total Arizona	$21,039,517

	Arkansas — 2.8%
13,000,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 12,653,680
1Pioneer High Income Municipal Portfolio | 5/31/24

Principal Amount USD ($)		Value
	Arkansas — (continued)
12,500,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	$ 12,335,000
5,000,000	Arkansas Development Finance Authority, Hybar Steel Project, Series A, 6.875%, 7/1/48 (144A)	5,362,050
	Total Arkansas	$30,350,730

	California — 13.7%
2,000,000	Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Series B, 5.25%, 7/1/54	$ 2,118,640
1,755,000	California County Tobacco Securitization Agency, 5.00%, 6/1/50	1,730,079
60,000	California County Tobacco Securitization Agency, Asset-Backed, Series A, 5.875%, 6/1/43	60,225
185,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/36 (144A)	186,056
2,910,000	California Municipal Finance Authority, Series B, 4.75%, 12/1/31 (144A)	2,600,842
6,115,000	California Municipal Finance Authority, Series B, 5.25%, 12/1/36 (144A)	5,299,137
4,530,000	California Municipal Finance Authority, Series B, 5.50%, 12/1/39 (144A)	3,876,004
2,000,000	California Municipal Finance Authority, Baptist University, Series A, 5.00%, 11/1/46 (144A)	1,902,420
6,750,000	California Municipal Finance Authority, Baptist University, Series A, 5.50%, 11/1/45 (144A)	6,780,577
250,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.00%, 10/1/35	250,828
1,550,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.25%, 10/1/45	1,556,231
500,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35 (144A)	500,310
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,601,271
1,600,000	California Municipal Finance Authority, Westside Neighborhood School Project, 6.20%, 6/15/54 (144A)	1,650,608
1,000,000(c)	California School Finance Authority, New Designs Charter School Project, Series A, 5.00%, 6/1/64 (144A)	963,890
280,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.00%, 6/1/43 (144A)	280,820
500,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.125%, 6/1/53 (144A)	482,560
Pioneer High Income Municipal Portfolio | 5/31/242

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	California — (continued)
1,000,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.375%, 5/1/63 (144A)	$ 970,140
100,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 4.75%, 10/1/24	99,840
830,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.625%, 10/1/34	830,125
3,175,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.875%, 10/1/44	3,175,571
1,000,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 6.00%, 10/1/49	999,990
3,230,000	California School Finance Authority, View Park High School, Series A, 7.125%, 10/1/48 (144A)	3,240,627
1,560,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33 (144A)	1,561,482
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43 (144A)	4,033,708
4,475,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.25%, 12/1/43 (144A)	4,583,474
20,760,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	21,152,987
11,320,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	11,345,583
675,000	Chino Community Facilities District, 5.00%, 9/1/49	674,777
24,290,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	16,571,367
7,000,000	Golden State Tobacco Securitization Corp., Series A-1, 3.714%, 6/1/41	5,276,950
47,000,000	Golden State Tobacco Securitization Corp., Series A-1, 4.214%, 6/1/50	33,598,420
60,000,000(d)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	6,562,200
3Pioneer High Income Municipal Portfolio | 5/31/24

Principal Amount USD ($)		Value
	California — (continued)
2,500,000(d)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/41 (AGM Insured)	$ 1,179,775
1,925,000(d)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/42 (AGM Insured)	850,734
	Total California	$148,548,248

	Colorado — 5.5%
4,535,000(e)	2000 Holly Metropolitan District, Series A, 5.00%, 12/1/50	$ 4,007,942
577,000(e)	2000 Holly Metropolitan District, Series B, 7.50%, 12/15/50	523,697
5,000,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	4,135,000
1,735,000(e)	Belleview Village Metropolitan District, 4.95%, 12/1/50	1,454,294
1,000,000	Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc Project, Series A, 5.75%, 4/1/59 (144A)	994,130
2,500,000	Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc Project, Series A, 5.80%, 4/1/54 (144A)	2,524,050
1,248,000(e)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.00%, 12/1/49	1,159,804
2,090,000(e)	Cottonwood Highlands Metropolitan District No. 1, Series B, 8.75%, 12/15/49	2,099,551
4,090,000(e)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	3,995,725
10,700,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	10,479,045
8,425,000(e)	Green Valley Ranch East Metropolitan District No. 6, Series A, 5.875%, 12/1/50	8,257,090
15,270,000(e)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	14,292,567
2,125,000(e)	Prairie Center Metropolitan District No 3, Series A, 5.875%, 12/15/46	2,235,649
1,000,000	Rampart Range Metropolitan District No 5, 4.00%, 12/1/51	740,030
1,000,000	Sterling Ranch Community Authority Board, 5.625%, 12/1/43	1,000,080
Pioneer High Income Municipal Portfolio | 5/31/244

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Colorado — (continued)
1,232,000(e)	Villas Metropolitan District, Series A, 5.125%, 12/1/48	$ 1,137,506
755,000(e)	Willow Bend Metropolitan District, Series B, 7.625%, 12/15/49	685,276
	Total Colorado	$59,721,436

	Delaware — 0.5%
2,250,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/52	$ 1,569,397
1,380,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/57	913,933
875,000	Town of Bridgeville, Heritage Shores Special Development District, 5.25%, 7/1/44 (144A)	892,378
1,535,000	Town of Bridgeville, Heritage Shores Special Development District, 5.625%, 7/1/53 (144A)	1,571,993
	Total Delaware	$4,947,701

	District of Columbia — 0.9%
845,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/32	$ 863,970
1,500,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/42	1,525,965
1,165,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/47	1,147,059
1,835,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/52	1,785,418
1,130,000	District of Columbia, Union Market Project, Series A, 5.125%, 6/1/34 (144A)	1,106,903
2,260,000(b)	District of Columbia, Union Market Project, Series B, 6/1/41 (144A)	1,250,594
2,100,000(b)	District of Columbia, Union Market Project, Series B, 6/1/49 (144A)	1,113,105
615,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	635,953
	Total District of Columbia	$9,428,967

	Florida — 3.5%
275,000	Capital Projects Finance Authority, Kissimmee Charter Academy Project, 6.50%, 6/15/54 (144A)	$ 280,101
445,000	Capital Projects Finance Authority, Kissimmee Charter Academy Project, 6.625%, 6/15/59 (144A)	451,582
2,140,000	Capital Trust Authority, Imagine School At West Pasco Project, Series A, 6.25%, 12/15/43 (144A)	2,157,334
5Pioneer High Income Municipal Portfolio | 5/31/24

Principal Amount USD ($)		Value
	Florida — (continued)
2,100,000	Capital Trust Authority, Imagine School At West Pasco Project, Series A, 6.50%, 12/15/58 (144A)	$ 2,108,778
850,000	County of Lake, 5.00%, 1/15/54 (144A)	736,304
170,000	County of Lake, Imagine South Lake Charter School Project, 5.00%, 1/15/29 (144A)	167,873
2,350,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/49 (144A)	2,089,573
5,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.25%, 7/1/47	5,113,700
3,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.25%, 7/1/53 (AGM Insured)	3,088,080
3,000,000(b)	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 12.00%, 7/15/32 (144A)	3,120,090
300,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/31 (144A)	287,823
225,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/35 (144A)	206,438
13,475,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51 (144A)	10,588,385
850,000(c)	Florida Development Finance Corp., The Henry Project, Series A-1, 5.25%, 6/1/54 (144A)	853,281
500,000(c)	Florida Development Finance Corp., The Henry Project, Series A-1, 5.25%, 6/1/59 (144A)	498,405
4,100,000(c)	Florida Development Finance Corp., The Henry Project, Series B, 6.50%, 6/1/59 (144A)	4,100,000
2,000,000	Village Community Development District No 15, 5.25%, 5/1/54 (144A)	2,026,600
	Total Florida	$37,874,347

	Guam — 0.1%
1,100,000	Guam Economic Development & Commerce Authority, Asset-Backed, 5.625%, 6/1/47	$ 1,063,601
	Total Guam	$1,063,601

	Illinois — 5.5%
12,170,000(e)	Chicago Board of Education, Series A, 5.00%, 12/1/42	$ 11,802,587
1,000,000(e)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	1,066,340
8,000,000(e)	Chicago Board of Education, Series B, 6.50%, 12/1/46	8,329,840
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Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Illinois — (continued)
15,000,000(e)	Chicago Board of Education, Series D, 5.00%, 12/1/46	$ 14,404,350
4,050,000(f)	Illinois Finance Authority, Series A-2, 6.00%, 11/15/36	2,632,500
1,591,212(d)(f)	Illinois Finance Authority, Cabs Clare Oaks Project, Series B-1, 11/15/52	95,473
2,520,597(b)(f)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.00%, 11/15/52	1,638,388
5,000,000(d)	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, 12/15/54 (BAM-TCRS Insured)	1,039,500
12,160,000	Southwestern Illinois Development Authority, 5.00%, 6/1/53	11,275,725
1,235,000	Southwestern Illinois Development Authority, 8.00%, 6/1/53	1,181,463
1,415,000(f)	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	990,500
3,040,000	Village of Lincolnwood, Series A, 4.82%, 1/1/41 (144A)	2,707,728
2,165,000	Village of Matteson, 6.50%, 12/1/35	2,213,258
	Total Illinois	$59,377,652

	Indiana — 9.9%
8,230,000	City of Anderson, 5.375%, 1/1/40 (144A)	$ 6,939,865
420,000	City of Evansville, Silver Birch Evansville Project, 4.80%, 1/1/28	406,174
6,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	5,643,998
500,000	City of Fort Wayne, 5.125%, 1/1/32	466,745
4,665,000	City of Fort Wayne, 5.35%, 1/1/38	4,170,977
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.50%, 2/1/29 (144A)	24,133,093
945,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	936,949
7,825,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	7,545,569
990,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.60%, 1/1/33	957,776
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.80%, 1/1/37	5,537,220
800,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.10%, 1/1/32 (144A)	749,256
5,890,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	4,957,495
7Pioneer High Income Municipal Portfolio | 5/31/24

Principal Amount USD ($)		Value
	Indiana — (continued)
4,560,000	City of Terre Haute, 5.35%, 1/1/38	$ 4,159,267
1,750,000	City of Valparaiso, Pratt Paper LLC Project, 4.875%, 1/1/44 (144A)	1,763,790
2,000,000	City of Valparaiso, Pratt Paper LLC Project, 5.00%, 1/1/54 (144A)	2,033,520
5,190,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	5,140,124
2,830,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	2,684,340
1,975,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.25%, 7/1/43	1,463,831
2,020,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.50%, 7/1/53	1,296,577
11,985,000	Indiana Housing & Community Development Authority, Series A, 5.00%, 1/1/39 (144A)	9,580,210
8,260,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.50%, 1/1/37	7,251,371
10,170,000	Town of Plainfield Multifamily Housing Revenue, 5.375%, 9/1/38	9,725,774
	Total Indiana	$107,543,921

	Kansas — 1.2%
400,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/33	$ 353,300
15,405,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/53	10,847,585
2,500,000	Kansas Development Finance Authority, Series A, 5.50%, 11/15/38	2,086,450
	Total Kansas	$13,287,335

	Massachusetts — 0.6%
2,790,000	Massachusetts Development Finance Agency, Series A, 5.00%, 7/1/44	$ 2,708,086
635,502(f)	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	63
Pioneer High Income Municipal Portfolio | 5/31/248

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Massachusetts — (continued)
1,661,444(f)	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37 (144A)	$ 166
4,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.00%, 7/1/44	3,872,040
	Total Massachusetts	$6,580,355

	Michigan — 2.9%
8,490,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 7,649,575
1,250,000	Flint Hospital Building Authority, Hurley Medical Center, Series A, 5.25%, 7/1/39	1,195,438
5,485,000	Flint International Academy, 5.75%, 10/1/37	5,485,000
5,720,000	Michigan Finance Authority, Dr. Joseph F. Pollack Academic Center of Excellence Project, 5.75%, 4/1/40	5,787,324
585,000	Michigan Finance Authority, The Henry Ford Health Detroit South Campus Central Utility Plant Project, 5.50%, 2/28/49	629,039
4,000,000(b)	Michigan Strategic Fund, Series B, 7.50%, 11/1/41	4,146,360
7,085,000(b)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 7.75%, 3/1/40	6,071,349
	Total Michigan	$30,964,085

	Minnesota — 2.5%
1,310,000	City of Bethel, 6.00%, 7/1/57	$ 1,167,590
4,210,000	City of Bethel, Series A, 5.00%, 7/1/48	3,889,408
1,000,000	City of Bethel, Series A, 5.00%, 7/1/53	880,640
2,265,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.00%, 3/1/34	2,136,212
2,000,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.00%, 3/1/39	1,827,160
3,515,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.00%, 7/1/55	3,376,509
400,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.25%, 7/1/37	391,828
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.50%, 7/1/50	1,478,190
1,500,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	1,316,100
3,145,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.25%, 9/1/43	2,572,358
6,080,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.375%, 9/1/50	4,723,066
9Pioneer High Income Municipal Portfolio | 5/31/24

Principal Amount USD ($)		Value
	Minnesota — (continued)
2,000,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Great River School Project, Series A, 5.50%, 7/1/52 (144A)	$ 1,893,600
1,300,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, St. Paul City School Project, Series A, 5.00%, 7/1/36	1,340,495
	Total Minnesota	$26,993,156

	Missouri — 0.3%
1,000,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/36 (144A)	$ 923,680
2,300,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/46 (144A)	2,011,948
	Total Missouri	$2,935,628

	Nevada — 0.2%
1,125,000	City of Las Vegas Special Improvement District No 611, Sunstone Phase I and II, 4.125%, 6/1/50	$ 908,078
500,000	City of Las Vegas Special Improvement District No 613, Sunstone Phase III and IV, 5.25%, 12/1/47	490,570
500,000	City of Las Vegas Special Improvement District No 613, Sunstone Phase III and IV, 5.50%, 12/1/53	496,505
	Total Nevada	$1,895,153

	New Jersey — 1.0%
1,255,000	New Jersey Economic Development Authority, Series A, 5.25%, 10/1/38 (144A)	$ 1,178,746
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.25%, 7/1/37 (144A)	1,123,158
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.375%, 7/1/47 (144A)	2,258,125
7,205,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, Series A, 5.375%, 10/1/50 (144A)	6,486,662
	Total New Jersey	$11,046,691

	New Mexico — 1.3%
13,850,000(b)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/28	$ 13,088,250
1,750,000	Lower Petroglyphs Public Improvement District, 5.00%, 10/1/48	1,571,517
	Total New Mexico	$14,659,767

Pioneer High Income Municipal Portfolio | 5/31/2410

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — 15.0%
2,600,000(c)	Albany Capital Resource Corp., Kipp Capital Region Public Charter Schools Project, 5.00%, 6/1/64	$ 2,591,368
375,000(f)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/28 (144A)	165,000
4,150,000(f)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/38 (144A)	1,826,000
9,250,000	Dutchess County Local Development Corp., Health Quest Systems Inc., Series B, 5.00%, 7/1/46	8,935,407
3,755,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	3,481,899
22,015,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.00%, 6/1/35	20,822,447
10,020,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	9,220,504
9,700,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/42	9,001,988
5,700,000	New York Counties Tobacco Trust IV, Series A, 6.25%, 6/1/41 (144A)	5,598,255
21,120,000	New York Counties Tobacco Trust IV, Settlement pass through, Series A, 5.00%, 6/1/45	19,113,178
51,600,000(d)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Series 4A, 6/1/60 (144A)	2,544,396
7,440,000	New York Counties Tobacco Trust VI, Series 2B, 5.00%, 6/1/45	6,942,264
11,745,000	New York Counties Tobacco Trust VI, Settlement pass through, Series 2B, 5.00%, 6/1/51	10,604,208
2,625,000	Riverhead Industrial Development Agency, 7.65%, 8/1/34	2,625,788
5,100,000	Suffolk Regional Off-Track Betting Co., 6.00%, 12/1/53	5,227,041
26,890,000	TSASC, Inc., Series B, 5.00%, 6/1/45	23,101,468
20,590,000	TSASC, Inc., Series B, 5.00%, 6/1/48	17,412,345
9,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 4.50%, 7/1/56 (144A)	7,681,320
5,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 5.00%, 7/1/36 (144A)	5,080,000
	Total New York	$161,974,876

	Ohio — 4.4%
45,000,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 40,142,700
11Pioneer High Income Municipal Portfolio | 5/31/24

Principal Amount USD ($)		Value
	Ohio — (continued)
980,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.125%, 1/1/32 (144A)	$ 835,538
5,275,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	4,290,316
2,195,000	Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project, Series B, 5.00%, 12/1/35 (AGM Insured)	2,448,215
	Total Ohio	$47,716,769

	Pennsylvania — 6.0%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 933,470
2,035,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	1,834,878
8,465,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	7,747,083
1,095,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/32 (144A)	1,097,343
2,290,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/42 (144A)	2,205,591
3,335,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/52 (144A)	2,964,882
1,660,000	Philadelphia Authority for Industrial Development, 5.125%, 6/1/38 (144A)	1,675,903
6,045,000(b)	Philadelphia Authority for Industrial Development, 5.125%, 12/15/44 (144A)	5,441,709
3,500,000	Philadelphia Authority for Industrial Development, 5.25%, 6/1/48 (144A)	3,500,280
4,370,000	Philadelphia Authority for Industrial Development, 5.375%, 6/1/53 (144A)	4,279,454
9,435,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	8,571,981
900,000	Philadelphia Authority for Industrial Development, Series A, 5.00%, 11/15/31	853,146
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	3,969,480
8,295,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	6,823,135
Pioneer High Income Municipal Portfolio | 5/31/2412

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.50%, 6/1/45	$ 2,080,496
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	2,773,743
255,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.00%, 6/15/32	251,086
1,045,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.125%, 6/15/42	1,001,998
970,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.25%, 6/15/52	889,073
1,020,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.375%, 6/15/57	932,096
2,000,000	Philadelphia Authority for Industrial Development, Tacony Academy Charter school Project, 5.00%, 6/15/33 (144A)	1,963,980
1,500,000	Philadelphia Authority for Industrial Development, Tacony Academy Charter school Project, 5.375%, 6/15/38 (144A)	1,470,690
1,750,000	Philadelphia Authority for Industrial Development, Tacony Academy Charter school Project, 5.50%, 6/15/43 (144A)	1,702,015
	Total Pennsylvania	$64,963,512

	Puerto Rico — 4.8%
26,562,686(b)	Commonwealth of Puerto Rico, 11/1/43	$ 16,136,832
25,000,000(b)	Commonwealth of Puerto Rico, 11/1/51	5,187,500
10,689,000(e)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/46	9,580,016
8,500,000	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	8,223,750
6,685,000(f)	Puerto Rico Electric Power Authority, Series AAA, 5.25%, 7/1/21	1,738,100
3,535,000(f)	Puerto Rico Electric Power Authority, Series CCC, 4.80%, 7/1/28	919,100
1,285,000(f)	Puerto Rico Electric Power Authority, Series CCC, 5.00%, 7/1/24	334,100
3,735,000(f)	Puerto Rico Electric Power Authority, Series DDD, 5.00%, 7/1/23	971,100
13Pioneer High Income Municipal Portfolio | 5/31/24

Principal Amount USD ($)		Value
	Puerto Rico — (continued)
3,315,000(f)	Puerto Rico Electric Power Authority, Series TT, 5.00%, 7/1/21	$ 861,900
1,000,000(f)	Puerto Rico Electric Power Authority, Series WW, 5.00%, 7/1/28	260,000
1,130,000(f)	Puerto Rico Electric Power Authority, Series ZZ, 4.75%, 7/1/27	293,800
665,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Series A, 5.20%, 7/1/24	668,678
20,000,000(d)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 7/1/46	6,344,800
	Total Puerto Rico	$51,519,676

	Rhode Island — 0.1%
2,065,000(f)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 826,000
	Total Rhode Island	$826,000

	Tennessee — 0.2%
2,000,000(c)	Knox County Health Educational & Housing Facility Board, University of Tennessee Project, Series B-1, 5.125%, 7/1/59 (BAM Insured)	$ 2,076,940
300,000(c)	Knox County Health Educational & Housing Facility Board, University of Tennessee Project, Series B-1, 5.25%, 7/1/64 (BAM Insured)	312,714
	Total Tennessee	$2,389,654

	Texas — 4.9%
600,000(c)	Arlington Higher Education Finance Corp., Great Hearts America, Series A, 5.00%, 8/15/49	$ 576,276
16,875,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 5.45%, 3/1/49 (144A)	17,485,031
525,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 6.625%, 3/1/29	525,961
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	375,487
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	6,922,652
160,000	City of Celina, 5.50%, 9/1/24	160,086
700,000	Clifton Higher Education Finance Corp., Inspire Academies, 5.25%, 8/15/44 (PSF-GTD Insured)	762,517
1,750,000	Clifton Higher Education Finance Corp., Inspire Academies, 5.25%, 8/15/49 (PSF-GTD Insured)	1,866,970
16,755,000(b)(f)	Greater Texas Cultural Education Facilities Finance Corp., 8.00%, 2/1/50 (144A)	10,220,550
Pioneer High Income Municipal Portfolio | 5/31/2414

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Texas — (continued)
3,335,000(b)(f)	Greater Texas Cultural Education Facilities Finance Corp., Series B, 8.00%, 2/1/33 (144A)	$ 2,034,350
4,500,000	New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1, 5.50%, 1/1/57	4,036,545
1,500,000(c)	Port of Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A, 5.00%, 1/1/39 (144A)	1,500,000
500,000(c)	Port of Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A, 5.25%, 1/1/54 (144A)	500,000
17,350,000(f)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.00%, 7/1/38	1,735
8,142,447(f)	Tarrant County Cultural Education Facilities Finance Corp., Series A, 5.75%, 12/1/54	5,292,591
1,000,000(b)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, Restructured Series, 12/1/30	697,870
	Total Texas	$52,958,621

	Virginia — 4.2%
17,925,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	$ 15,191,437
23,495,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	21,124,120
5,905,000(b)	Tobacco Settlement Financing Corp., Series B-2, 5.20%, 6/1/46	5,770,720
14,000,000(d)	Tobacco Settlement Financing Corp., Series D, 6/1/47	3,829,420
	Total Virginia	$45,915,697

	Wisconsin — 3.7%
2,500,000	Public Finance Authority, American Preparatory Academy - Las Vegas Project, Series A, 5.125%, 7/15/37 (144A)	$ 2,458,425
1,550,000	Public Finance Authority, Community School of Davidson Project, 5.00%, 10/1/33	1,527,277
5,905,000	Public Finance Authority, Community School of Davidson Project, 5.00%, 10/1/48	5,450,906
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, Series A, 5.625%, 7/1/44	1,592,131
370,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/29 (144A)	364,087
15Pioneer High Income Municipal Portfolio | 5/31/24

Principal Amount USD ($)		Value
	Wisconsin — (continued)
1,710,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/39 (144A)	$ 1,583,272
2,660,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/50 (144A)	2,293,585
1,150,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/61 (144A)	780,333
335,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.375%, 6/1/37 (144A)	321,516
900,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.875%, 6/1/52 (144A)	863,010
1,565,000	Public Finance Authority, Coral Academy Science Reno, Series A, 6.00%, 6/1/62 (144A)	1,495,952
9,310,000	Public Finance Authority, Gardner Webb University, 5.00%, 7/1/31 (144A)	9,539,305
225,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	222,473
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.00%, 8/1/36 (144A)	2,035,280
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,524,100
230,000	Public Finance Authority, Quality Education Academy Project, Series A, 5.25%, 7/15/33 (144A)	225,789
690,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.00%, 7/15/43 (144A)	692,664
640,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.25%, 7/15/53 (144A)	637,894
1,175,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.50%, 7/15/63 (144A)	1,179,782
2,000,000	Public Finance Authority, SearStone CCRC Project, 4.00%, 6/1/41 (144A)	1,536,200
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37 (144A)	469,310
2,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/52 (144A)	2,065,500
10,640,000(d)(f)+	Public Finance Authority, Springshire Pre-Development Project, 12/1/20 (144A)	—
	Total Wisconsin	$39,858,791

	Total Municipal Bonds (Cost $1,181,928,975)	$1,068,780,934

Pioneer High Income Municipal Portfolio | 5/31/2416

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Debtors in Possession Financing — 0.3% of Net Assets#
	Retirement Housing — 0.3%
9,000,000(f)+	Springshire Retirement LLC - Promissory Note, 9.00%, 12/31/24	$ 2,970,000
196,726(f)+	The Oaks at Bartlett - Promissory Note, 14.00%, 12/1/24	196,726
	Total Retirement Housing	$3,166,726

	TOTAL DEBTORS IN POSSESSION FINANCING (Cost $9,196,726)	$3,166,726

	U.S. Government and Agency Obligations — 0.5% of Net Assets
5,000,000(d)	U.S. Treasury Bills, 7/2/24	$ 4,978,803
	Total U.S. Government and Agency Obligations (Cost $4,977,297)	$4,978,803

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $1,196,102,998)	$1,076,926,463
	OTHER ASSETS AND LIABILITIES — 0.5%	$5,739,273
	net assets — 100.0%	$1,082,665,736

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Company.
PSF-GTD	Permanent School Fund Guaranteed.
TCRS	Transferable Custodial Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At May 31, 2024, the value of these securities amounted to $341,983,768, or 31.6% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2024.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Represents a General Obligation Bond.
(f)	Security is in default.
+	Security is valued using significant unobservable inputs (Level 3).
17Pioneer High Income Municipal Portfolio | 5/31/24

#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Springshire Retirement LLC - Promissory Note	12/1/2021	$9,000,000	$2,970,000
The Oaks at Bartlett - Promissory Note	2/6/2024	196,726	196,726
Total Restricted Securities			$3,166,726
% of Net assets			0.3%
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Education Revenue	24.9%
Tobacco Revenue	24.4
Health Revenue	20.4
Development Revenue	11.9
Other Revenue	2.9
Facilities Revenue	1.9
Transportation Revenue	1.9
Water Revenue	1.3
Power Revenue	0.9
Pollution Control Revenue	0.1
90.6%
General Obligation Bonds:	9.4%
100.0%
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
Pioneer High Income Municipal Portfolio | 5/31/2418

Schedule of Investments  |  5/31/24
(unaudited) (continued)
The following is a summary of the inputs used as of May 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,068,780,934	$—*	$1,068,780,934
Debtors in Possession Financing	—	—	3,166,726	3,166,726
U.S. Government and Agency Obligations	—	4,978,803	—	4,978,803
Total Investments in Securities	$—	$1,073,759,737	$3,166,726	$1,076,926,463
*	Securities valued at $0.
Transfers are calculated on the beginning of period values. During the period ended May 31, 2024, a security valued at $1,064,000 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
19Pioneer High Income Municipal Portfolio | 5/31/24